CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock to be Issued [Member]	Accumulated Deficit [Member]
Balance, shares at Aug. 31, 2017			62,637,500
Balance, amount at Aug. 31, 2017	$ (13,276)		$ 62,638	$ (62,438)		$ (13,476)
Forgiveness of related party payable	75,907				75,907
Issuance of common stock for reverse merger, Amount	(73,040)		$ 70,000	(143,040)
Issuance of common stock for reverse merger, Shares			70,000,000
Issuance of preferred stock for cash, Amount	1,006,000	8,480		997,520
Issuance of preferred stock for cash, Shares		8,480,000
Common stock subscribed for cash	160,000				160,000
Dividends on preferred stock accrued	(4,192)					(4,192)
Net Loss	$ (975,524)					$ (975,524)
Balance, shares at Aug. 31, 2018		8,480,000	132,637,500
Balance, amount at Aug. 31, 2018	$ 175,875	$ 8,400	$ 132,638	$ 867,949	$ 160,000	$ (993,192)
Dividends on preferred stock accrued	(12,575)					(12,575)
Net Loss	$ (91,408)					$ (91,408)
Balance, shares at Nov. 30, 2018		8,480,000	132,637,500
Balance, amount at Nov. 30, 2018	$ 71,892	$ 8,480	$ 132,638	$ 867,949	$ 160,000	$ (1,097,175)
Dividends on preferred stock accrued	(50,300)					(50,300)
Net Loss	(170,067)					$ (170,067)
Stock compensation issued, Amount	18,775		$ 450	18,325
Stock compensation issued, Shares			450,000
Conversion of stock from dividends payables, Amount	$ 58,078		$ 2,193	$ 55,885
Conversion of stock from dividends payables, Shares			$ 2,193,151
Balance, shares at Aug. 31, 2019		8,480,000	135,280,651
Balance, amount at Aug. 31, 2019	$ 32,361	$ 8,480	$ 135,281	$ 942,159	$ 160,000	$ (1,213,559)
Dividends on preferred stock accrued	(12,575)					(12,575)
Net Loss	$ (269,849)					$ (269,849)
Issuance of common stock for stock subscription, Amount			$ 229	$ 159,771	$ (160,000)
Issuance of common stock for stock subscription, Shares			228,569
Balance, shares at Nov. 30, 2019		8,480,000	135,509,220
Balance, amount at Nov. 30, 2019	$ (250,063)	$ 8,480	$ 135,510	$ 1,101,930		$ (1,495,983)